CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Sep. 30, 2014
CURRENT ASSETS:
Cash and cash equivalents	$ 1,280	$ 2,732	$ 161	$ 298
Trade accounts receivable	861	1,434
Other current assets	525	508	21	265
Total current assets	2,666	4,674	182	563
PROPERTY, PLANT AND EQUIPMENT, net of accumulated depreciation	17,938	18,139	31
OTHER LONG TERM ASSETS	6,137	5,920
INVESTMENTS IN JOINT VENTURES	8,927	7,434	4,952	469
INTANGIBLE ASSETS	3,967	3,930
Total assets	39,635	40,097	5,165	1,032
CURRENT LIABILITIES:
Current maturities of long term loan	1,711	1,763	32	32
Accounts payables	3,475	1,144	58	12
Other accounts payable and liabilities	1,443	2,679	681	343
Debentures, notes and loans	84	7,363	519	231
Deferred revenues from joint ventures	10,409	8,916	6,434
Total current liabilities	17,122	21,865	7,724	618
LONG TERM BANK LOANS	18,888	19,016	135	104
LONG TERM LOANS AND LIABILITIES	6,855
DEBENTURES	2,410	2,361
WARRANTS TO ISSUE SHARES	2,647	544
STOCKHOLDERS' DEFICIENCY:
Common shares of $0.001 par value each: Authorized: 1,750,000,000 shares at June 30, 2016 and September 30, 2015. Issued and outstanding: 243,051,884 shares and 167,952,595 shares at June 30, 2016 and September 30, 2015, respectively	1,318	1,256	1,244	1,126
Proceeds on account of shares		20	20	20
Treasury shares	(28)	(28)	(28)
Accumulated other comprehensive loss	46
Additional paid-in capital	42,293	39,764	39,474	35,106
Accumulated deficit	(51,916)	(44,701)	(43,404)	(35,942)
Total Stockholders' Deficiency	(8,287)	(3,689)	(2,694)	310
Total liabilities and Stockholders' Deficiency	$ 39,635	$ 40,097	$ 5,165	$ 1,032